The Jensen Portfolio - Class J Shares

September 28, 2006

Supplement to the Prospectus
dated September 28, 2006

Gary Hibler, the President and a director of The Jensen Portfolio, Inc. (the “Fund”), and the President, a director and 32% equity owner of the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Investment Adviser”), plans to retire and sell his entire equity interest to the Investment Adviser on or about February 15, 2007. Effective as of the date Mr. Hibler sells his equity interest to the Investment Adviser, Mr. Hibler expects to resign as the President of the Fund and the Investment Adviser and as a member of the Investment Adviser’s five-person investment committee which is responsible for the Fund’s investment decisions. Mr. Hibler also expects to resign from the Investment Adviser’s board of directors, but will remain a member of the Fund’s board of directors.

Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s investment advisory agreement with the Investment Adviser terminates automatically upon its assignment, which is deemed to include any change in control of the Investment Adviser. Mr. Hibler’s sale of his shares of the Investment Adviser to the Investment Adviser, when completed, will result in a change in control of the Investment Adviser under the 1940 Act and, accordingly, the Fund’s investment advisory contract with the Investment Adviser will automatically terminate as provided under the 1940 Act.

Following the sale transaction, with the exception of Mr. Hibler, the Investment Adviser’s investment committee responsible for managing the Fund is not expected to change. The percentage ownership of the Adviser by Robert Zagunis and Bob Millen, two of the Investment Adviser’s principals and members of its investment committee, will increase to 33% and 29%, respectively, after the change in control. As a result, each of them will be presumed to be a control person of the Investment Adviser.

At a special meeting of shareholders scheduled for November 13, 2006, shareholders of record of the Fund as of September 7, 2006 will vote on a proposal to approve a new investment advisory contract between the Fund and the Fund’s Investment Adviser. The proposed new investment advisory agreement would become effective as of the date of the change in control of the Fund’s Investment Adviser, which is expected to occur on or about February 15, 2007. There are no changes in the investment advisory fees to be paid by the Fund or the services provided by the Investment Adviser under the proposed new investment advisory contract. A proxy statement describing the proposal was mailed on September 21, 2006 to the Fund’s record-date shareholders and is available on the Securities and Exchange Commission’s EDGAR database at www.sec.gov.

Please Retain this Supplement for Future Reference

The Jensen Portfolio - Class I Shares

September 28, 2006

Supplement to the Prospectus
dated September 28, 2006

Gary Hibler, the President and a director of The Jensen Portfolio, Inc. (the “Fund”), and the President, a director and 32% equity owner of the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Investment Adviser”), plans to retire and sell his entire equity interest to the Investment Adviser on or about February 15, 2007. Effective as of the date Mr. Hibler sells his equity interest to the Investment Adviser, Mr. Hibler expects to resign as the President of the Fund and the Investment Adviser and as a member of the Investment Adviser’s five-person investment committee which is responsible for the Fund’s investment decisions. Mr. Hibler also expects to resign from the Investment Adviser’s board of directors, but will remain a member of the Fund’s board of directors.

Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s investment advisory agreement with the Investment Adviser terminates automatically upon its assignment, which is deemed to include any change in control of the Investment Adviser. Mr. Hibler’s sale of his shares of the Investment Adviser to the Investment Adviser, when completed, will result in a change in control of the Investment Adviser under the 1940 Act and, accordingly, the Fund’s investment advisory contract with the Investment Adviser will automatically terminate as provided under the 1940 Act.

Following the sale transaction, with the exception of Mr. Hibler, the Investment Adviser’s investment committee responsible for managing the Fund is not expected to change. The percentage ownership of the Adviser by Robert Zagunis and Bob Millen, two of the Investment Adviser’s principals and members of its investment committee, will increase to 33% and 29%, respectively, after the change in control. As a result, each of them will be presumed to be a control person of the Investment Adviser.

At a special meeting of shareholders scheduled for November 13, 2006, shareholders of record of the Fund as of September 7, 2006 will vote on a proposal to approve a new investment advisory contract between the Fund and the Fund’s Investment Adviser. The proposed new investment advisory agreement would become effective as of the date of the change in control of the Fund’s Investment Adviser, which is expected to occur on or about February 15, 2007. There are no changes in the investment advisory fees to be paid by the Fund or the services provided by the Investment Adviser under the proposed new investment advisory contract. A proxy statement describing the proposal was mailed on September 21, 2006 to the Fund’s record-date shareholders and is available on the Securities and Exchange Commission’s EDGAR database at www.sec.gov.

Please Retain this Supplement for Future Reference

The Jensen Portfolio - Class R Shares

September 28, 2006

Supplement to the Prospectus
dated September 28, 2006

Gary Hibler, the President and a director of The Jensen Portfolio, Inc. (the “Fund”), and the President, a director and 32% equity owner of the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Investment Adviser”), plans to retire and sell his entire equity interest to the Investment Adviser on or about February 15, 2007. Effective as of the date Mr. Hibler sells his equity interest to the Investment Adviser, Mr. Hibler expects to resign as the President of the Fund and the Investment Adviser and as a member of the Investment Adviser’s five-person investment committee which is responsible for the Fund’s investment decisions. Mr. Hibler also expects to resign from the Investment Adviser’s board of directors, but will remain a member of the Fund’s board of directors.

Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s investment advisory agreement with the Investment Adviser terminates automatically upon its assignment, which is deemed to include any change in control of the Investment Adviser. Mr. Hibler’s sale of his shares of the Investment Adviser to the Investment Adviser, when completed, will result in a change in control of the Investment Adviser under the 1940 Act and, accordingly, the Fund’s investment advisory contract with the Investment Adviser will automatically terminate as provided under the 1940 Act.

Following the sale transaction, with the exception of Mr. Hibler, the Investment Adviser’s investment committee responsible for managing the Fund is not expected to change. The percentage ownership of the Adviser by Robert Zagunis and Bob Millen, two of the Investment Adviser’s principals and members of its investment committee, will increase to 33% and 29%, respectively, after the change in control. As a result, each of them will be presumed to be a control person of the Investment Adviser.

At a special meeting of shareholders scheduled for November 13, 2006, shareholders of record of the Fund as of September 7, 2006 will vote on a proposal to approve a new investment advisory contract between the Fund and the Fund’s Investment Adviser. The proposed new investment advisory agreement would become effective as of the date of the change in control of the Fund’s Investment Adviser, which is expected to occur on or about February 15, 2007. There are no changes in the investment advisory fees to be paid by the Fund or the services provided by the Investment Adviser under the proposed new investment advisory contract. A proxy statement describing the proposal was mailed on September 21, 2006 to the Fund’s record-date shareholders and is available on the Securities and Exchange Commission’s EDGAR database at www.sec.gov.

Please Retain this Supplement for Future Reference